Earnings Per Share (Narrative) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 23, 2012	Dec. 25, 2011 Stock Option	Dec. 26, 2010 Stock Option	Dec. 27, 2009 Stock Option
Earnings Per Share Basic And Diluted By Common Class Including Two Class Method [Line Items]
Original investment to be deducted for basic earning per share computation	$ 5,000
Annualized preferred return	20.00%
Options outstanding excluded from EPS calculation		0	50,026	50,026